ORGANIZATION AND DESCRIPTION OF BUSINESS, Summary (Details) - USD ($)		3 Months Ended	12 Months Ended
	Apr. 02, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Subsidiaries Information [Abstract]
Issuance of ordinary shares (in shares)		6
Aggregate gross proceeds			$ 5,121,620	$ 0	$ 10,000,000
Subsequent Event [Member]
Subsidiaries Information [Abstract]
Issuance of ordinary shares (in shares)	4,375,000
Offering price per share (in dollars per share)	$ 4
Aggregate gross proceeds	$ 20,125,000
IPO [Member] | Subsequent Event [Member]
Subsidiaries Information [Abstract]
Issuance of ordinary shares (in shares)	4,375,000
Over-Allotment [Member] | Subsequent Event [Member]
Subsidiaries Information [Abstract]
Issuance of ordinary shares (in shares)	656,250